Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 26, 2016
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Oct. 26, 2016
Document Effective Date	Oct. 26, 2016
Prospectus Date	Oct. 26, 2016
Premise Capital Frontier Advantage Diversified Tactical ETF | Premise Capital Frontier Advantage Diversified Tactical ETF
Prospectus:
Trading Symbol	TCTL